SCHEDULE OF BREAKDOWN OF OPERATING EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025		Mar. 31, 2024
Cost of Sales	$ 320,045		$ 179,984
Operating Expenses
General and Administrative Expenses	17,516		12,136
Stock-Based Compensation	12,707		8,844
Depreciation and Amortization Expense	379		326
Marketing Expenses	17,697		12,629
Research and Development Expenses	3,932		2,462
Settlement of Litigation			9,250
Total Operating Expenses	39,145	[1],[2]	36,477	[3],[4]
Total Cost of Sales and Operating Expenses	359,190		216,461
General and Administrative Expense [Member]
Operating Expenses
Salaries and Benefits	9,702		5,868
Stock-Based Compensation	1,305		1,354
Administrative Expenses	892		836
Professional Fees	4,193		3,118
Depreciation and Amortization Expense	379		326
Other General and Administrative Expenses	1,045		634
Selling and Marketing Expense [Member]
Operating Expenses
Salaries and Benefits	390		205
Stock-Based Compensation for Employees	40		4
Stock-Based Compensation for Agents	3,115		2,137
Revenue Share	12,504		9,064
Other Marketing and Advertising Cost	1,648		1,219
Research and Development Expense [Member]
Operating Expenses
Salaries and Benefits	2,394		1,391
Stock-Based Compensation	305		135
Other Research and Development	$ 1,233		$ 936

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[2]	Operating expenses includes Revenue share expense of approximately $12,504 thousand and is recorded in the North American Brokerage segment.
[3]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses and Settlement of Litigation.
[4]	Operating expenses includes Revenue share expense of approximately $9,064 thousand and is recorded in the North American Brokerage segment.